Drilling units	6 Months Ended
Jun. 30, 2015
Drilling units [Abstract]
Drilling units
Drilling units

(In $ millions)	Six months ended June 30, 2014	Year ended December 31, 2014

Cost	$6,393.8	$5,790.5
Accumulated depreciation	(764.6)	(649.4)
Net book value	$5,629.2	$5,141.1

Depreciation expense was $115.2 million and $94.6 million for the six months ended June 30, 2015 and 2014, respectively.